Fair Value Measurement- Carrying Amount and Fair Value of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Loans	$ 16	$ 174
Estimated Fair Value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	104,359	90,110
Interest-bearing deposits with banks	35,323	43,936
Federal funds sold and securities purchased under resale agreements	9,161	6,593
Securities held-to-maturity	19,443	8,389
Loans	49,316	44,031
Other financial assets	7,601	5,842
Subtotal assets of consolidated investment management funds, at fair value	225,203	198,901
Liabilities:
Noninterest-bearing deposits	95,475	93,019
Interest-bearing deposits	165,253	153,030
Federal funds purchased and securities sold under repurchase agreements	9,648	7,427
Payables to customers and broker-dealers	15,707	16,095
Borrowings	919	1,883
Long-term debt	19,965	19,397
Total liabilities	306,967	290,851
Estimated Fair Value | Level 1
Assets:
Securities held-to-maturity	3,268	1,070
Other financial assets	6,460	4,727
Subtotal assets of consolidated investment management funds, at fair value	9,728	5,797
Estimated Fair Value | Level 2
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	104,359	90,110
Interest-bearing deposits with banks	35,323	43,936
Federal funds sold and securities purchased under resale agreements	9,161	6,593
Securities held-to-maturity	16,175	7,319
Loans	49,316	44,031
Other financial assets	1,141	1,115
Subtotal assets of consolidated investment management funds, at fair value	215,475	193,104
Liabilities:
Noninterest-bearing deposits	95,475	93,019
Interest-bearing deposits	165,253	153,030
Federal funds purchased and securities sold under repurchase agreements	9,648	7,427
Payables to customers and broker-dealers	15,707	16,095
Borrowings	919	1,883
Long-term debt	19,965	19,397
Total liabilities	306,967	290,851
Carrying Amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	104,359	90,110
Interest-bearing deposits with banks	35,300	43,910
Federal funds sold and securities purchased under resale agreements	9,161	6,593
Securities held-to-maturity	19,743	8,205
Loans	49,180	44,010
Other financial assets	7,601	5,842
Subtotal assets of consolidated investment management funds, at fair value	225,344	198,670
Liabilities:
Noninterest-bearing deposits	95,475	93,019
Interest-bearing deposits	165,654	153,076
Federal funds purchased and securities sold under repurchase agreements	9,648	7,427
Payables to customers and broker-dealers	15,707	16,095
Borrowings	919	1,883
Long-term debt	19,543	18,530
Total liabilities	$ 306,946	$ 290,030